Loans and financing - Schedule of Long Term Debentures Maturity (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total long term debentures	R$ 444,667	R$ 691,382
2020 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total long term debentures		296,338
2021 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total long term debentures	336,580	296,777
2022 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total long term debentures	89,044	49,131
2023 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total long term debentures	R$ 19,043	R$ 49,136